SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Balance as of January 1, 2024	$ 106	$ 129
Current period provision	11
Reversal		(8)
Balance as of June 30, 2024	$ 117	$ 121